Nuclear Innovation North America LLC Developments, Including Impairment Charge (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 NINA	Dec. 31, 2011 NINA	Mar. 31, 2011 NINA CPS Settlement	Dec. 31, 2011 NRG Energy, Inc.	Dec. 31, 2011 NRG Energy, Inc. CPS Settlement	Mar. 31, 2011 NRG Energy, Inc. CPS Settlement	Mar. 02, 2010 NRG Energy, Inc. CPS Settlement year
NINA Other Information
Number of items essential for success of any future project development	2
NINA Deconsolidation and Impairment
Amount of construction in progress removed						$ 930
Amount of accounts payable and accrued expenses removed						154
Amount of debt removed						297
Noncontrolling Interest, Decrease from Deconsolidation						17
Amount of other assets and liabilities removed						19
Impairment charge on investment		14	495	0	0	481	495		0
Amount not to exceed for one-time costs, remaining contributions							6
Amount not to exceed for one-time costs							20
NINA CPS Settlement
Total conditional amount to be paid											80	80
Additional amount agreed to be donated												10
Period of annual payment of donation (in years)												4
Annual donated amount to be paid												2.5
Donated amount paid										5
Amount reversed from construction in progress								80
Remaining liabilities										$ 5